Cover	12 Months Ended
Nov. 30, 2022
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	U.S. GOLDMINING INC.
Entity Central Index Key	0001947244
Entity Primary SIC Number	1040
Entity Tax Identification Number	37-1792147
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1030 West Georgia Street
Entity Address, Address Line Two	Suite 1830
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6E 2Y3
City Area Code	604
Local Phone Number	388-9788
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Suite 200
Entity Address, Address Line Two	Office 203
Entity Address, Address Line Three	301 Calista Court
Entity Address, City or Town	Anchorage
Entity Address, State or Province	AK
Entity Address, Postal Zip Code	99518
City Area Code	833
Local Phone Number	388-9788
Contact Personnel Name	Tim Smith, CEO